Related Parties’ Transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Related Parties’ Transactions [Line Items]
Advance collection		$ 113,202	$ 1,390,714
Shenzhen Feellife [Member]
Related Parties’ Transactions [Line Items]
Other receivables		29,768	1,164,895
FGP Group Inc. (“FGP”) [Member]
Related Parties’ Transactions [Line Items]
Other receivables
Cpresso [Member]
Related Parties’ Transactions [Line Items]
Other receivables			44,981
Vplus [Member]
Related Parties’ Transactions [Line Items]
Other receivables		169,354	7,811
Total of funds transfer	[1]	169,354
Vplus One [Member]
Related Parties’ Transactions [Line Items]
Other receivables		1,133,824
Shenzhen LFS [Member]
Related Parties’ Transactions [Line Items]
Other receivables		198,795
Total of funds transfer	[1]	198,795
Feel Life [Member]
Related Parties’ Transactions [Line Items]
Other receivables			96,650
Total of funds transfer			117,650
Hooloo [Member]
Related Parties’ Transactions [Line Items]
Other receivables		8,526	21,950
Total of funds transfer	[1]	8,526
FL MEDICAL [Member]
Related Parties’ Transactions [Line Items]
Other receivables		2,650	950
Total of funds transfer	[1]	2,650
FL Globe [Member]
Related Parties’ Transactions [Line Items]
Total of funds transfer	[1]	2,650
Other payables		2,650	950
Joincare [Member]
Related Parties’ Transactions [Line Items]
Other receivables		2,650	950
Total of funds transfer	[1]	2,650
IOTA [Member]
Related Parties’ Transactions [Line Items]
Other receivables		226,118	1,310
Total of funds transfer	[1]	226,118
FEELLIFE HOLDING [Member]
Related Parties’ Transactions [Line Items]
Other receivables		4,050	3,650
Total of funds transfer	[1]	4,050
FEELLIFE HEALTH [Member]
Related Parties’ Transactions [Line Items]
Other receivables		1,000
Total of funds transfer	[1]	1,000
Shenzhen LFSM [Member]
Related Parties’ Transactions [Line Items]
Other receivables		29,069
Total of funds transfer	[1]	29,069
Mr. Jian Hua [Member]
Related Parties’ Transactions [Line Items]
Other receivables		1,341
Total of funds transfer		(1,341)
Previously Reported [Member] | Shenzhen Feellife [Member]
Related Parties’ Transactions [Line Items]
Other receivables		3,179,794	374,951
Previously Reported [Member] | FGP Group Inc. (“FGP”) [Member]
Related Parties’ Transactions [Line Items]
Other receivables			1,150
Previously Reported [Member] | Shenzhen LFS [Member]
Related Parties’ Transactions [Line Items]
Other receivables		$ 1,371,340	$ 1,359,494

[1]	The aforesaid claims and debts arose from ordinary business non-trade transactions with related parties. The transfer of the net amounts is irrevocable, unsecured, without fixed terms, and interest-free. The net amounts transferred are also irrevocable, unsecured, without fixed terms, and interest-free.